DEFERRED TAX ASSETS AND LIABILITIES (Schedule of Unrecognised Deferred Tax Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	$ (757)	$ (720)
Recognised in income	(83)	(37)
Balance at end of year	(840)	(757)
Plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	466	724
Recognised in income	(242)	(258)
Balance at end of year	224	466
Intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(3,969)	(4,072)
Recognised in income	19	103
Balance at end of year	(3,950)	(3,969)
Inventories [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	620	750
Recognised in income	(197)	(130)
Balance at end of year	423	620
Provisions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	1,871	2,159
Recognised in income	323	(288)
Balance at end of year	2,194	1,871
Tax value of loss carry-forwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	1,016	433
Recognised in income	238	583
Balance at end of year	1,254	1,016
Other items [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(761)	(714)
Recognised in income	(224)	(47)
Balance at end of year	$ (985)	$ (761)